Income Taxes - Schedule of Income Tax Provision (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before income taxes - consolidated	$ 446	$ 699
Statutory income tax rate (percent)	23.00%	24.00%
Expected taxes at statutory rates	$ 103	$ 168
Permanent differences	3	2
Statutory and other rate differences	25	9
Deferred income tax recovery on regulated assets	(18)	(15)
Tax differences on divestitures and transactions	(4)	(33)
Change in valuation allowance	0	(2)
Other	(3)	(2)
Income tax expense, total	106	127
Current	59	1
Deferred	$ 47	$ 126
Effective income tax rate (percent)	23.80%	18.20%